Shareholders’ Equity (Details) - USD ($)			1 Months Ended																							12 Months Ended						13 Months Ended
		Sep. 09, 2020	May 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Jun. 30, 2022		Apr. 30, 2022	Mar. 31, 2022	Jan. 21, 2022	Dec. 31, 2021	Aug. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Feb. 18, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	Jan. 31, 2020	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021	Jun. 30, 2020	Mar. 24, 2023	Apr. 30, 2023	Feb. 28, 2023	Mar. 27, 2021	Mar. 25, 2021	Jun. 03, 2020	May 07, 2020
Shareholders’ Equity (Details) [Line Items]
Increase in authorized shares, description																										On November 18, 2020, the Company’s shareholders approved to the authorized share capital of the Company be increased from US$75,000 divided into 75,000,000 ordinary shares of a par value of US$0.001 each to US$200,000 divided into 200,000,000 ordinary shares of a par value of US$0.001 each by the creation of an additional 125,000,000 ordinary shares of a par value of US$0.001 each to rank pari passu in all respects with the existing ordinary shares. On December 1, 2021, the Company’s shareholders approved to the authorized share capital of the Company be increased from US$200,000 divided into 200,000,000 ordinary shares of a par value of US$0.001 each to US$800,000 divided into 800,000,000 ordinary shares of a par value of US$0.001 each by the creation of an additional 600,000,000 ordinary shares of a par value of US$0.001 each to rank pari passu in all respects with the existing ordinary shares.
Shares of common stock (in Shares)											400,000
Divided																																$ 32,000,000
Dividend common stock																																$ 800,000,000
Ordinary shares, par value (in Dollars per share)																																$ 0.04
Class B Ordinary Shares (in Shares)																																700,000,000
Stock price per share (in Dollars per share)																																	$ 5,490	$ 81,800
Gross proceeds																										$ 510,000		$ 31,000		$ 5,200,000
Ordinary shares of per shares (in Dollars per share)											$ 40
Securities purchase agreement, description																										the Company entered into a securities purchase agreement (the “SPA 3”) with certain institutional investors for a registered direct offering of Class A ordinary shares and warrants. Each unit consists of one Class A ordinary share and one warrant to purchase one Class A ordinary share. The purchase price per unit is $3.20. The gross proceeds from the sale of the securities, before deducting placement agent fees and other estimated offering expenses payable by the Company, was approximately $5.6 million. The Company issued to the investors an aggregate of 1,750,000 Class A ordinary shares and warrants to purchase an aggregate of 1,750,000 Class A ordinary shares. The Investor Warrants are initially exercisable at $3.20 per Class A Ordinary Share and expire 5.0 years from the date of issuance. Pursuant to a placement agent agreement entered into between the Company and FT Global Capital, Inc. (“FT Global”) dated September 24, 2021 (the “September 2021 PAA”), the Company issued to FT Global warrants (the “Tail Fee Warrants”) to purchase 43,125 Class A Ordinary Shares on substantially the same terms as the Investor Warrants sold in SPA 3, except that the Tail Fee Warrants shall not be exercisable for a period of six months and shall expire 36 months after issuance, and shall have no anti-dilution protection other than adjustments based on stock splits, stock dividends, combinations of shares and similar recapitalization transactions. The net proceeds from this offering will be used for general corporate and working capital purposes. The Offering closed on September 19, 2022.
Restricted common stock, shares (in Shares)				1,800,000	1,500,000																					421,312
weighted exercise price				$ 3,312,000	$ 1,065,000
Aggregate amount																																	$ 3,000	$ 50,000
Aggregate shares of common stock (in Shares)			197,500			300,000
Shares of common stock, fair value																										$ 2,830,120		4,165,035		4,096,500
Closing price (in Dollars per share)			$ 1.56	$ 1.84	$ 0.71	$ 0.8
Amortization of deferred stock compensation			$ 308,100			$ 240,000
Stock compensation expense																												$ 4,200,000		$ 4,100,000	$ 2,800,000
Converted total (in Shares)																														341,432
Warrant Total (in Shares)																														341,432
Weighted exercise price (in Dollars per share)														$ 15.2												$ 1.21				$ 15.2
Converted warrants (in Shares)																										421,312		3,775
Warrants, description																										the Company and certain institutional investors entered into a SPA 1, pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one Class A ordinary share and one warrant to purchase 0.7 Class A ordinary share, at a purchase price of $27.20 per unit, for net proceeds of approximately $19.2 million (the “Offering”). An aggregate of 790,624 Class A ordinary shares and warrants to purchase an aggregate of 553,437 Class A ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA 1. The Company issued a warrant to purchase 23,719 Class A ordinary shares to the placement agent (the “Placement Agent Warrants”). The Investor Warrants and Placement Agent Warrants are initially exercisable at $40.00 per Class A Ordinary Share and expire 3.0 years from the date of issuance. The fair value of the Investor Warrants and Placement Agent Warrants were $9,123,701, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $22.40, risk free rate of 0.55%; expected term of 3.0 years; exercise price of the warrants of $40.00, volatility of 140%; and expected future dividends of 0%.
Purchaser an Aggregate [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)		794																			79,366
Stock price per share (in Dollars per share)		$ 25.2
Offering cost		$ 40,000
Gross proceeds																					$ 2,000,000
Installment due amount		$ 500,000
Ordinary shares issued (in Shares)		19,842
Total proceeds		$ 460,000
Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)																							80,625
Total proceeds																							$ 3,800,000
Ordinary shares, issued (in Shares)																							52,407
Offering cost																							$ 400,000
Warrant [Member] | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Warrant exercise price (in Dollars per share)																							$ 52
Warrant [Member] | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Warrant exercise price (in Dollars per share)																							$ 60
Warrant One [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)																					330,000
Total proceeds																					$ 6,000,000
Offering cost																					$ 600,000
Warrant One [Member] | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Warrant exercise price (in Dollars per share)																					$ 22
Warrant One [Member] | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Warrant exercise price (in Dollars per share)																					$ 20
Direct Offering Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Increase in authorized shares, description																										On March 10, 2022, the Board of Directors of the Company approved the 40-for-1 reverse share split of its ordinary shares in accordance with Cayman law and on April 11, 2022, the Company’s shareholders approved the proposal to implement a reverse share split of the Company’s ordinary shares, par value US$0.001 per share, including the Company’s ordinary shares reserved for issuance (the “Original Ordinary Shares”), at a ratio of forty (40)-for-one and at a time during the following six months to be determined by further action of our Board of Directors (or not at all in the determination of the Board of Directors during the same period), such that each 40 Original Ordinary Shares shall be consolidated into one ordinary share of the Company, par value US$0.04 (the “Adjusted Ordinary Shares”), and that the authorized share capital of the Company is consolidated from US$800,000 divided into 800,000,000 Original Ordinary Shares to US$800,000 divided into 20,000,000 Adjusted Ordinary Shares. The Company’s shareholders also approved the proposal to increase the authorized share capital of the Company at a time during the following six months to be determined by further action of the Company’s Board of Directors (or not at all in the determination of the Board of Directors during the same period) from US$800,000 divided into 20,000,000 Adjusted Ordinary Shares to US$32,000,000 divided into 800,000,000 Adjusted Ordinary Shares by the creation of an additional 780,000,000 Adjusted Ordinary Shares to rank pari passu in all respects with the Adjusted Ordinary Shares existing upon approval of the Reverse Split Proposal. The increase in authorized shares and shares reverse split became effective on September 26, 2022.
Conversion of Warrants Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted common stock, shares (in Shares)																												3,775
Weighted exercise price (in Dollars per share)							$ 8.34																					$ 8.34
Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.04	[1]																		$ 0.04	[1]	$ 0.04	[1]			$ 0.04
Class B Ordinary Shares (in Shares)	[1]						700,000,000																			700,000,000		700,000,000
Class A Ordinary Shares (in Shares)							2,758,920	[1]																		14,991,012	[1]	2,758,920	[1]			1,200,000
Closing price (in Dollars per share)			$ 1.31
Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.04	[1]																		$ 0.04	[1]	$ 0.04	[1]			$ 0.04
Class B Ordinary Shares (in Shares)							100,000,000	[1]																		100,000,000	[1]	100,000,000	[1]			100,000,000
Class A Ordinary Shares (in Shares)	[1]						0																			1,200,000		0
SAP [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)																	500,000
Ordinary shares, par value (in Dollars per share)																	$ 0.04
Offering cost																	$ 26,000,000
Warrant exercise price (in Dollars per share)																	$ 1.34
SAP [Member] | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Stock price per share (in Dollars per share)																	52
SAP [Member] | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Stock price per share (in Dollars per share)																	$ 53.6
Chief Executive Officer [Member]
Shareholders’ Equity (Details) [Line Items]
Stock price per share (in Dollars per share)																									$ 36,000
Aggregate amount																									$ 7,500
Board Granted [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted common stock, shares (in Shares)																				17,500
weighted exercise price																				$ 441,000
Aggregate shares of common stock (in Shares)																			39,750
Shares of common stock, fair value																			$ 1,128,900
Closing price (in Dollars per share)																			$ 28.4	$ 25.2
Stock compensation expense																										$ 6,000,000		$ 0		$ 500,000
Thirteen Employees [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate shares of common stock (in Shares)																		54,000
Shares of common stock, fair value																		$ 1,836,000
Closing price (in Dollars per share)																		$ 34
Nine Employees [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate shares of common stock (in Shares)															34,500
Shares of common stock, fair value															$ 1,131,600
Closing price (in Dollars per share)															$ 32.8
Twenty-one employees [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate shares of common stock (in Shares)													93,875
Shares of common stock, fair value													$ 3,030,285
Closing price (in Dollars per share)													$ 32.28
Twenty employees [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate shares of common stock (in Shares)										106,250
Closing price (in Dollars per share)										$ 10.68
Amortization of deferred stock compensation										$ 1,134,750
SPA 1 [Member]
Shareholders’ Equity (Details) [Line Items]
Securities purchase agreement																										On September 24, 2021, the Company and certain institutional investors entered into a securities purchase agreement (“SPA 1”), pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one Class A ordinary share and one warrant to purchase 0.7 Class A ordinary share, at a purchase price of $27.20 per unit, for net proceeds of approximately $19.2 million (the “Offering”). An aggregate of 790,624 Class A ordinary shares and warrants to purchase an aggregate of 553,437 Class A ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA 1. The Offering closed on September 28, 2021.
Warrants, description																										the Company entered into certain securities purchase agreement (the “SPA”) with certain non-U.S. Persons (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 500,000 units. Each unit consists of one restrictive Class A ordinary share of the Company and a warrant (“SPA Warrants”) to purchase one share with an initial exercise price of $53.60 per share. The SPA Warrants are exercisable immediately upon the date of issuance at an initial exercise price of $53.60 per Share, for cash (the “Warrant Shares”). The SPA Warrants may also be exercised cashlessly if at any time after the three-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The SPA Warrants shall expire three years from its date of issuance. The SPA Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions. The SPA Warrants are exercisable immediately, at an exercise price of $53.60 per Class A Ordinary Share and expire 3.0 years from the date of issuance. The fair value of the SPA Warrants was $15,898,047, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $42.40, risk free rate of 0.21%; expected term of 3.0 years; exercise price of the warrants of $53.60, volatility of 141%; and expected future dividends of 0%.
SPA 2 [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants, description																										the Company and certain institutional investors entered into a SPA 2, pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one Class A ordinary share and one warrant to purchase one Class A ordinary share, at a purchase price of $16.00 per unit, for net proceeds of approximately $8.7 million (the “Offering”) before deducting placement agent fees and other estimated offering expenses. An aggregate of 625,000 Class A ordinary shares and warrants to purchase an aggregate of 625,000 Class A ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA 2. The Investor Warrants are initially exercisable at $16.00 per Class A Ordinary Share and expire 5.0 years from the date of issuance. Pursuant to a placement agent agreement entered into between the Company and FT Global Capital, Inc. (“FT Global”) dated September 24, 2021 (the “September 2021 PAA”), the Company issued to FT Global warrants (the “Tail Fee Warrants”) to purchase 13,632 Class A Ordinary Shares on substantially the same terms as the Investor Warrants sold in SPA 2, except that the Tail Fee Warrants shall not be exercisable for a period of six months and shall expire 36 months after issuance, and shall have no anti-dilution protection other than adjustments based on stock splits, stock dividends, combinations of shares and similar recapitalization transactions. The fair value of the Investor Warrants were $5,008,524, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $9.20, risk free rate of 1.84%; expected term of 5.0 years; exercise price of the warrants of $16.00, volatility of 146%; and expected future dividends of 0%. The fair value of the Tail Fee Warrants were $92,251, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $9.20, risk free rate of 1.73%; expected term of 3.0 years; exercise price of the warrants of $16.00, volatility of 145%; and expected future dividends of 0%.
First Purchase Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)																																				$ 0.04
Ordinary shares of per shares (in Dollars per share)																																				$ 52
First Purchase Agreement [Member] | First Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Offering cost																																				$ 3,900,000
Ordinary shares, issued (in Shares)																																				75,500
Second Purchase Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)																																				$ 0.04
Ordinary shares of per shares (in Dollars per share)																																				$ 52
Second Purchase Agreement [Member] | Second Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Offering cost																																				$ 4,550,000
Ordinary shares, issued (in Shares)																																				87,500
Third Purchase Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)																																			$ 0.04
Ordinary shares of per shares (in Dollars per share)																																			$ 52
Third Purchase Agreement [Member] | Third Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Offering cost																																			$ 3,900,000
Ordinary shares, issued (in Shares)																																			75,000
Fourth Purchase Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)																																			$ 0.04
Ordinary shares of per shares (in Dollars per share)																																			$ 52
Fourth Purchase Agreement [Member] | Fourth Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Offering cost																																			$ 4,550,000
Ordinary shares, issued (in Shares)																																			87,500
Fifth Purchase Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)																																			$ 0.04
Ordinary shares of per shares (in Dollars per share)																																			$ 52
Fifth Purchase Agreement [Member] | Fifth Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Offering cost																																			$ 4,550,000
Ordinary shares, issued (in Shares)																																			87,500
Sixth Purchase Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)																																			$ 0.04
Ordinary shares of per shares (in Dollars per share)																																			$ 52
Sixth Purchase Agreement [Member] | Sixth Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Offering cost																																			$ 4,550,000
Ordinary shares, issued (in Shares)																																			87,500
Restricted Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Compensation expense related to restricted stock grants																										$ 100,000		$ 600,000		$ 1,100,000
Restricted Stock [Member] | Chief Executive Officer [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted common stock, shares (in Shares)												2,500		10,000
weighted exercise price														$ 11,200
Unvested restricted shares (in Shares)																												3,750
Initial fair value																												$ 168,000
Restricted Stock [Member] | Vice President [Member]
Shareholders’ Equity (Details) [Line Items]
weighted exercise price												$ 45,900
Third Party to Purchase Certain Machinery [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)																						151,508
Closing price (in Dollars per share)																$ 34						$ 25.2
Third Party to Purchase Certain Copyrights [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)																45,371
Third-Party Individuals [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)																									50,000	25,756
Stock price per share (in Dollars per share)																									$ 40
Total proceeds																									$ 2,000,000
Chief Executive Officer [Member] | Restricted Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted common stock, shares (in Shares)																							7,500
weighted exercise price																							$ 522,000
Ms. Lili Jiang [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted common stock, shares (in Shares)									3,000
weighted exercise price									$ 27,360
Mr. Biao Lu [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted common stock, shares (in Shares)							2,500
weighted exercise price							$ 13,000
Sunway Kids [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)			1,742,000
Amortization of deferred stock compensation			$ 2,282,020
Color China [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)																								2,400,000
Class A Ordinary Shares (in Shares)																																					115,834	115,834

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022 and the alteration of the authorized issued share capital from ordinary shares into Class A and Class B ordinary shares on March 24, 2023